Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

Note 16 — SHAREHOLDERS’ EQUITY

The Company had 5,000,000 authorized common shares at $0.01 par value, consisting of 4,000,000 authorized Class A common shares and 1,000,000 Class B common shares, of which 3,981,262 Class A common shares were issued and outstanding as of December 31, 2021. On January 13, 2022, the Company adopted the Amended and Restated Memorandum and Articles of Association of the Company to increase the authorized number of Class A common shares, par value of $0.01. On February 2, 2022, the Company filed the Amended M&A with the British Virgin Islands Registrar of Corporate Affairs. Pursuant to the Amended M&A, the Company is authorized to issue a maximum of 31,000,000 Common Shares divided into (i) 30,000,000 Class A Common Shares, and (ii) 1,000,000 Class B Common Shares of which 4,006,263 Class A common shares were issued and 3,944,075 outstanding as of December 31, 2022. No class B common shares are issued and outstanding as of December 31, 2022.

On May 2, 2023, the Board of Directors of the Company approved a reverse split of the Company’s common shares at the ratio of one-for-ten with the effective date of May 18, 2023. The Reverse Share Split reduced the shares authorized for issuance to 31,000,000 common shares divided into: (i) 30,000,000 Class A Common Shares, each with a par value of US$0.01, and (ii) 1,000,000 Class B Common Shares, each with a par value of US$0.01, of which 4,725,096 Class A common shares were issued and 4,538,358 outstanding as of December 31, 2024. No class B common shares are issued and outstanding as of December 31, 2024. The financial statements give retroactive effect to this one-for-ten Reverse Share Split.

Additional paid-in capital

On June 30, 2020, Nisun Cayman, contributed additional capital of $4,550,000 which has been shown as additional paid-in capital.

Private placement 2019

On December 6, 2019, the Company and certain institutional investors entered into a share purchase agreement pursuant to which the Company sold 1,048,932 Class A common shares at $6.21 per share. The transaction closed on May 1, 2020 and the Company received net proceeds of $6,503,378.

Shares issued for acquisition of Nami

In connection of the acquisition of Nami on May 31, 2020, the Company issued 1,562,726 Class A common shares to the shareholders of Nami as purchase consideration. The fair value of the stock consideration was $18,330,776 based on the weighted average of the closing share price of the Company for five trading days up to the date immediately prior to the signing date of purchase agreement.

Share incentive plan

The Board of directors approved the 2019 One Million Share Incentive Plan (the “2019 Plan”) on December 20, 2019, which permits the grant of restricted shares and options to the employees, directors, officers and consultants to purchase the Company’s Class A common shares. The maximum aggregate number of Class A common shares, which may be issued pursuant to all awards under the 2019 Plan, 100,000 shares. The Plan is valid and effective for a term of ten years commencing from its adoption.

The Company terminated the 2019 One Million Share Incentive Plan on December 13, 2021 in connection with our December 2021 capital raise and deregistered all unissued common shares that were previously registered pursuant to the Registration Statement on the Form S-8 (File No. 333-236843) and were available for grant under the Plan or subject to awards under the Plan. Awards granted under the plan were valued at the market price on the date granted and recognized at issuance or over the vesting period, if any, and have been recorded in General and administrative expenses.

In November 2022, the Compensation Committee and the Board of Directors approved and adopted the 2022 Equity Incentive Plan, or the 2022 Plan, which is substantially similar to the Company’s 2019 Plan.

On April 6, 2020, the Board initially granted an aggregate of 30,000 restricted Class A common shares to the Company’s CFO and two officers of which subsequently 6,700 shares were forfeited and cancelled. The fair value of these restricted Class A common shares was $1,721,870, determined using the closing price of $73.90 on April 6, 2020. Pursuant to the agreement, one-third (33%) of the common shares of restricted stock vested on the date of the grant and the first anniversary of the date of grant; and the remaining 34% will vest on the second anniversary of the date of the grant. For the year ended December 31, 2022, 2021, and 2020, the Company recognized share-based compensation of $125,630, $1,097,415 and $498,825, respectively. As of December 31, 2024, the Company had no unrecognized share-based compensation.

On September 24, 2021, the Board granted an aggregate of 750 Class A common shares to three non-employee directors. The fair value of these Class A common shares was $71,175, determined using the closing price on September 4, 2020. On September 4, 2020, the Company entered into certain engagement letters with these three directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2021, the anniversary date of their appointment as a director, received such shares share.  The value of these shares was recognized in general and administrative expenses over the vesting period.

On September 1, 2023, the Board granted an aggregate of 7,500 Class A common shares to three non-employee directors. The fair value of these Class A common shares was $19,800, determined using the closing price on September 1, 2023. On September 4, 2020, the Company entered into certain engagement letters with these three directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2022, the anniversary date of their appointment as a director, received such shares share. 7,500 shares of Class A common stock were retroactively issued in 2023 for shares due to three non-employee directors in 2022  The value of these shares was recognized in general and administrative expenses over the vesting period.

On September 5, 2023, the Board granted an aggregate of 4,500 Class A common shares to two non-employee directors. The fair value of these Class A common shares was $12,015, determined using the closing price on September 5, 2023. On September 4, 2020, the Company entered into certain engagement letters with these two directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2023, the anniversary date of their appointment as a director, received such shares share.  The value of these shares was recognized in general and administrative expenses over the vesting period.

On September 12, 2024, the Board of Directors authorized the Company to grant 700,000 shares of Class A common shares to the Company’s CEO, Xin Liu, Chairman of the Board of Directors, Jinbao Li, and four employees under the Company’s 2022 Equity Incentive Share Plan. The fair value of these restricted Class A common shares was $9,114,000, determined using the closing price of $13.02 on September 12, 2024.

On November 7, 2024, the Board granted an aggregate of 4,500 Class A common shares to two non-employee directors. The fair value of these Class A common shares was $43,200 , determined using the closing price on November 7, 2024. On September 4, 2020, the Company entered into certain engagement letters with these two directors. Pursuant to the agreements, each of the Directors will have served the Company for a full year (the vesting period) and on September 4, 2024, the anniversary date of their appointment as a director, received such shares share.  The value of these shares was recognized in general and administrative expenses over the vesting period.

Public and registered direct offerings

On December 13, 2021, the Company completed an underwritten public offering of approximately $77 million, before deducting underwriting discounts, commissions and other offering expenses. The offering consisted of ((i) 1,219,000 shares of Class A common shares and (the “December 2021 Common shares”) (ii) pre-funded warrants to purchase 706,000 Class A Common Shares (the “Pre-Funded Warrants”). Each Pre-funded Warrants entitles the holder to purchase one Class A Common Share at an exercise price of $0.01 per share until the Pre-funded Warrants are exercised in full, subject to adjustment as provided in the Prefunded Warrant. The Pre-Funded Warrants are exercisable at any time after the date of issuance upon payment of the exercise price.

Management determined that the Pre-Funded Warrants met the requirements for equity classification under ASC 815-40 because they are indexed to the Company’s own stock. The warrants were recorded at their fair value on the date of issuance as a component of shareholders’ equity. In addition, since these warrants are exercisable for a nominal amount, they have been shown as exercised when issued and as outstanding common stock in the accompanying financial statements and earnings per share calculations.

As of December 31, 2024, 705,453 of the 706,000 Pre-Funded Warrants have been exercised.